DERIVATIVE WARRANT LIABILITIES (Details) - $ / shares		3 Months Ended		6 Months Ended
	Aug. 20, 2020	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Warrants
Minimum threshold written notice period for redemption of public warrants		60 days
Private Placement
Warrants
Exercise price of warrants	$ 11.50
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Threshold, (in days, months)	30 days
Initial Public Offering
Warrants
Public warrants expiration term	5 years
Threshold minimum percentage of gross proceeds on total equity proceeds (as a percent)	50.00%
Redemption price per warrant (in dollars per share)	$ 18.00
Threshold trading days for calculating Market Value	20 days
Warrants exercisable term from the closing of public offering	12 months
Threshold, (in days, months)	24 months
Threshold market value (per share)	$ 9.20
Class A ordinary shares
Warrants
Threshold trading days for calculating Market Value			10 days
Warrant
Warrants
Exercise price of warrants				$ 11.50
Public warrants expiration term				5 years
Share price		$ 9.20		$ 9.20
Threshold minimum percentage of gross proceeds on total equity proceeds (as a percent)				50.00%
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)				115.00%
Stock price trigger for redemption of public warrants (in dollars per share)				$ 18.00
Adjustment two of redemption price of stock based on market value and newly issued price (as a percent)				180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				30 days
Threshold trading days for redemption of public warrants				20 days
Warrant | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds18.00
Warrants
Stock price trigger for redemption of public warrants (in dollars per share)				$ 18.00
Threshold trading days for redemption of public warrants				20 days
Redemption price per warrant (in dollars per share)				$ 0.01
Threshold trading days for calculating Market Value				30 days
Warrant | Redemption of Warrants, Commencing Ninety Days after Warrants Become Exercisable
Warrants
Minimum threshold written notice period for redemption of public warrants				30 days
Stock price trigger for redemption of public warrants (in dollars per share)				$ 0.10
Warrant | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds10.00
Warrants
Share price				$ 10.00
Warrant | Class A ordinary shares
Warrants
Threshold trading days for calculating Market Value				10 days
Warrant | Class A ordinary shares | Maximum
Warrants
Share price				$ 9.20
Public Warrant
Warrants
Class of warrant right outstanding		5,375,000		5,375,000
Minimum threshold written notice period for redemption of public warrants				30 days
Public Warrants exercisable term from the closing of the initial public offering				12 months
Threshold period for filling registration statement after business combination				20 days
Maximum Threshold Period For Registration Statement To Become Effective After Business Combination				60 days
Private Placement Warrant
Warrants
Class of warrant right outstanding				3,150,000